Services [Member] Average Annual Total Returns - Services [Member]	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Russell 1000® Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	24.51%	14.28%	12.87%
Russell Midcap® Growth Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	22.10%	11.47%	11.54%
Services
Prospectus [Line Items]
Average Annual Return, Percent	12.17%	8.33%	11.84%
Services | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	12.17%	8.04%	11.38%
Services | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	7.20%	6.58%	9.74%